Related Party Balances and Transactions (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)
Related Party Balances and Transactions [Line Items]
Related party amount	RM 884,824	$ 216,762	RM 3,259,111
Advance from director	7,017	1,719	RM 779	RM 779
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Related party amount	RM 884,824	$ 216,762		RM 3,259,111